CONSOLIDATION AND VARIABLE INTEREST ENTITIES - Narrative (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Loan principal purchased	$ 39.9		$ 29.6
Loss on loans purchased	36.4		22.9
Affiliated Entity
Variable Interest Entity [Line Items]
Loan principal purchased	$ 39.9	$ 0.0	$ 29.6